Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	SERVICEMASTER CO
Entity Central Index Key	0001052045
Document Type	S-4
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Voluntary Filers	Yes
Entity Filer Category	Non-accelerated Filer